Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Current	¥ 207,236	¥ 125,724	¥ 86,074
Deferred	45,426	53,252	49,661
Total	252,662	178,976	135,735
Japanese
Income Taxes [Line Items]
Current	(794)	(3,666)	8,136
Deferred	54,622	21,977	(26,071)
Total	53,828	18,311	(17,935)
Foreign
Income Taxes [Line Items]
Current	208,030	129,390	77,938
Deferred	(9,196)	31,275	75,732
Total	¥ 198,834	¥ 160,665	¥ 153,670